January 31, 2002

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:   SSBCiti Funds Inc.

      The Humane Equity Fund (the "Fund")
      1933 Act File No. 333-84345
      1940 Act File No. 811-9513

Ladies and Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 2 filed on January 24, 2002, with an effective date of January 28, 2002.

Please return an electronic transmittal as evidence of your receipt of this filing.

Questions regarding this filing should be directed to the undersigned at (203) 890-7029.


Very truly yours,


/s/ William Renahan